Other Current Liabilities - Schedule of Change in Deferred Revenue (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule Of Change In Deferred Revenue Abstract
Balance at the beginning of the period	$ 133,436	$ 142,340
Deferred revenue relating to new sales	0	17,746
Revenue recognized during the period	(47,746)	(26,650)
Balance at the end of the period	$ 85,690	$ 133,436